Income Taxes Disclosure: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	January 31, 2020	January 31, 2019
Deferred tax assets (liabilities)
Federal loss carryforwards	$741,000	$715,000
Foreign loss carryforwards	967,000	925,000
Mineral properties	40,000	24,000
	1,748,000	1,664,000
Valuation allowance	(1,748,000)	(1,664,000)
	$--	$--